Condensed Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Condensed Consolidated Statements of Operations and Comprehensive Loss
Related party expenses	$ 2	$ 149	$ 168	$ 462	$ 620	$ 571